Post-Employment Benefits (Details 2) (USD $) In Millions, unless otherwise specified			12 Months Ended																																																													12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Plans' assets Investment risk	Dec. 31, 2012 U.S. large cap	Dec. 31, 2011 U.S. large cap	Dec. 31, 2012 U.S. mid cap	Dec. 31, 2011 U.S. mid cap	Dec. 31, 2012 International	Dec. 31, 2011 International	Dec. 31, 2012 U.S. government securities	Dec. 31, 2011 U.S. government securities	Dec. 31, 2012 Corporate debt instruments	Dec. 31, 2011 Corporate debt instruments	Dec. 31, 2012 Government Securities International	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Absolute return funds	Dec. 31, 2011 Absolute return funds	Dec. 31, 2012 Real assets	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) U.S. large cap	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) U.S. large cap	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) U.S. mid cap	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) U.S. mid cap	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) International	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) International	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) U.S. government securities	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) U.S. government securities	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Corporate debt instruments	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Corporate debt instruments	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Government Securities International	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Other	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Absolute return funds	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Absolute return funds	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Real assets	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Other	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Other	Dec. 31, 2012 Significant other observable inputs (Level 2)	Dec. 31, 2011 Significant other observable inputs (Level 2)	Dec. 31, 2012 Significant other observable inputs (Level 2) U.S. large cap	Dec. 31, 2011 Significant other observable inputs (Level 2) U.S. large cap	Dec. 31, 2012 Significant other observable inputs (Level 2) U.S. mid cap	Dec. 31, 2011 Significant other observable inputs (Level 2) U.S. mid cap	Dec. 31, 2012 Significant other observable inputs (Level 2) International	Dec. 31, 2011 Significant other observable inputs (Level 2) International	Dec. 31, 2012 Significant other observable inputs (Level 2) U.S. government securities	Dec. 31, 2011 Significant other observable inputs (Level 2) U.S. government securities	Dec. 31, 2012 Significant other observable inputs (Level 2) Corporate debt instruments	Dec. 31, 2011 Significant other observable inputs (Level 2) Corporate debt instruments	Dec. 31, 2012 Significant other observable inputs (Level 2) Government Securities International	Dec. 31, 2012 Significant other observable inputs (Level 2) Other	Dec. 31, 2012 Significant other observable inputs (Level 2) Absolute return funds	Dec. 31, 2011 Significant other observable inputs (Level 2) Absolute return funds	Dec. 31, 2012 Significant other observable inputs (Level 2) Real assets	Dec. 31, 2011 Significant other observable inputs (Level 2) Other	Dec. 31, 2012 Significant unobservable inputs (Level 3)	Dec. 31, 2011 Significant unobservable inputs (Level 3)	Dec. 31, 2012 Significant unobservable inputs (Level 3) Absolute return funds	Dec. 31, 2011 Significant unobservable inputs (Level 3) Absolute return funds	Dec. 31, 2012 Significant unobservable inputs (Level 3) Real assets	Dec. 31, 2012 AbbVie sponsored plans	Dec. 31, 2011 AbbVie sponsored plans	Dec. 31, 2012 Defined benefit plans	Dec. 31, 2012 Defined benefit plans AbbVie sponsored plans	Dec. 31, 2011 Defined benefit plans AbbVie sponsored plans	Dec. 31, 2010 Defined benefit plans AbbVie sponsored plans	Dec. 31, 2012 Other post-employment plans	Dec. 31, 2012 Other post-employment plans AbbVie sponsored plans	Dec. 31, 2011 Other post-employment plans AbbVie sponsored plans
Bases used to measure defined benefit plans assets at fair value
Mix of index funds that track S&P 500 (as a percent)				50.00%	45.00%
Separate actively managed securities that are benchmarked to Russell 1000 (as a percent)				50.00%	55.00%
Mix of index funds investments (as a percent)						75.00%
Separate actively managed securities that track and are benchmarked to S&P 400 mid-cap index (as a percent)							25.00%
Mix of index funds not actively managed (as a percent)										50.00%	45.00%	20.00%	40.00%
Separate actively managed accounts (as a percent)										50.00%	55.00%	80.00%	60.00%
Change in value of assets that are measured using significant unobservable inputs
Beginning of period	$ 898	$ 230		$ 232	$ 54	$ 45	$ 17	$ 276	$ 27	$ 73	$ 35	$ 109	$ 14	$ 26	$ 2	$ 2	$ 90	$ 71	$ 18	$ 27	$ 10	$ 699	$ 95	$ 232	$ 53	$ 31	$ 5	$ 234	$ 2	$ 24	$ 16	$ 93	$ 3	$ 26	$ 2	$ 22	$ 12	$ 9	$ 27	$ 2	$ 166	$ 108	$ 0	$ 1	$ 14	$ 12	$ 42	$ 25	$ 49	$ 19	$ 16	$ 11	$ 0	$ 1	$ 37	$ 32	$ 7	$ 8	$ 33	$ 27	$ 31	$ 27	$ 2	$ 27	$ 22		$ 898	$ 230	$ 201		$ 0	$ 0
Transfers in from other categories																																																																0	3
Actual return on plan assets on hand at year end																																																																3	(1)
Purchases, sales and settlements, net																																																																3	3
End of period	898	230		232	54	45	17	276	27	73	35	109	14	26	2	2	90	71	18	27	10	699	95	232	53	31	5	234	2	24	16	93	3	26	2	22	12	9	27	2	166	108	0	1	14	12	42	25	49	19	16	11	0	1	37	32	7	8	33	27	31	27	2	33	27		898	230	201		0	0
Concentrations risk (as a percent)			0.00%
Expected Pension and Other Post-Employment Payments
2013																																																																		58				7
2014																																																																		59				7
2015																																																																		60				8
2016																																																																		64				8
2017																																																																		65				9
2018 to 2022																																																																		$ 363				$ 53